Loans and Allowance for Credit Losses - Composition of Loan Portfolio (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 312,028	$ 297,707
Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	106,912	97,315
Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	112,023	102,871
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	39,053	39,311
Residential Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	76,493	76,155
Other Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	61,959	57,024
Lease Financing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	5,111	5,556
Commercial Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	28,757	28,472
Construction and Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	10,296	10,839
Residential Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	67,546	66,525
Home Equity Loans, First Liens [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	8,947	9,630
Credit Card [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	22,500	22,346
Retail Leasing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	7,256	8,150
Home Equity and Second Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	10,446	12,472
Revolving Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	2,750	2,688
Installment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	16,514	13,823
Automobile [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	24,866	19,722
Student [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 127	$ 169